Forester Discovery Fund | Forester Discovery Fund
Investment Objective
The Forester Discovery Fund (the "Fund”) seeks maximum long-term capital growth.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Forester Discovery Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Forester Discovery Fund Forester Discovery Fund
Management Fees	1.00%
Other Expenses	0.35%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.36%	[1]
[1]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other mutual funds.

Example

This Example is intended to help you compare the cost of investing in the Forester Discovery Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Forester Discovery Fund | Forester Discovery Fund | USD ($)	139	434	750	1,646

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.22% of the average value of its portfolio.

Principal Investment Strategies

The Discovery Fund is diversified and invests in the common stocks of companies throughout the world that it believes are under-valued and have great appreciation potential. The Fund generally invests at least 65% of its net assets in the common stocks of non-U.S. companies. These companies may operate in developed countries, such as the Western European countries, Japan and Canada, as well as in firms based in emerging markets, typically in the Far East, Latin America and Eastern Europe. There are no restrictions on the size of the companies in which the Fund may invest. The fund was defensive from inception through October 2008.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital" or “FCM”), the Fund's investment adviser, deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company. Forester Capital performs its own fundamental analysis of the company.

The Fund uses a value approach to investing - that is, it looks for common stocks that the investment manager believes are undervalued and have great appreciation potential. The manager places special focus on companies whose market prices are low in relation to earnings. In addition, the manager also considers factors such as the following about the issuer:

•	Book-to-market value
•	Price-to-cash flow ratio
•	Price-to-sales ratio
•	Earnings estimates for the next 12 months
•	Five-year return on equity

The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

RISK CONTROL. In order to enhance returns, by avoiding the declines that follow bursting financial bubbles, at times, Forester Capital may determine that market or economic conditions warrant a defensive position. During these defensive periods, the Fund may invest some or all of its assets in money market funds and instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements) or high-grade debt securities (such as U.S. Treasury Notes and Bonds, U.S. Government Agency bonds or corporate bonds) giving up the potential for capital growth to minimize potential losses. The Fund may also buy stock index options.

Principal Risk

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund. The portfolio manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective. The principal factors that might reduce the Fund's return include:

Stock Market Risk: The Fund invests primarily in common stocks and other equity securities. Over time, stocks have shown greater growth than other types of securities. In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Value Investing Risk: From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Fund's relative performance may suffer.

Emphasize Sector Risk: If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Foreign Investment Risk: Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks tend to be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including American Depositary Receipts or "ADRs") include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability, war, expropriation, and nationalization.

Currency Risk: Foreign securities are usually denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate daily. As a result, the values of the Fund's investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund may have a significant portion of its assets invested in securities denominated in the euro or yen, so the exchange rate between the euro and/or the yen and the U.S. dollar may have a significant impact on the value of the Fund's investments.

Emerging Market Risk: The risks of foreign investments are typically increased in emerging markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability. Their securities markets may be less developed. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Smaller Capitalization Risk: Companies Risk: Stocks of small companies tend to be more volatile and less liquid than stocks of large companies. Small companies may have a shorter history of operations, less access to additional financing, and a less diversified product line, making them more susceptible to market pressures.

Varying Market Exposure Risk: If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.

Options Risk: The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3) the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund. Put options may not go in the same direction as the market and the Fund’s performance may suffer. Accordingly, the Fund will limit its exposure to options to 5% of the portfolio, based on the cost of the options, at any one time.

Fixed Income Risk: The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

PERFORMANCE SUMMARY

The following bar charts show the Fund’s year by year returns. This information shows how the Fund’s returns have varied over time. Please remember that the Fund's past performance is not necessarily an indication of its future performance. It may perform better or worse in the future.

Annual Total Returns

From inception 9/10/99 through 12/31/15, the Fund's highest and lowest quarterly returns were 14.24% for the quarter ended June 30, 2009 and -8.36% for the quarter ended September 30, 2011. The year-to-date return as of June 30, 2016, was -.88%.

The tables below show the Fund's average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2015. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of broad measure of market’s performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt.

Average Annual Total Returns (for Periods Ended December 31, 2015)

Average Annual Total Returns - Forester Discovery Fund	1 Year	5 Years	10 Years
Forester Discovery Fund	0.94%	2.19%	4.60%
Forester Discovery Fund | After Taxes on Distributions	0.82%	1.88%	4.10%
Forester Discovery Fund | After Taxes on Distributions and Sales	0.53%	1.61%	3.46%
MSCI EAFE Index (net) (Indexes reflect no deduction for fees, expenses or taxes)	(0.81%)	3.60%	0.72%
MSCI ACWI (index reflects no deduction for fees, expenses or taxes)	(5.66%)	1.06%	2.92%

The MSCI ACWI ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 23 Emerging Markets (EM) countries. The index covers approximately 85% of the global equity opportunity set outside the US.

The Discovery Fund is changing its benchmark. The reason for the change is the EAFE index represents Europe, Australia and Asia, whereas the ACWI represents all countries except for the United States. The Discovery Fund invests in countries outside of the region covered by the EAFE index. Therefore the ACWI is more appropriate to use as a benchmark. Morningstar also recently changed the benchmark comparison of the Discovery Fund from EAFE to ACWI.